Fair Value Measurement	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurement
12.	FAIR VALUE MEASUREMENT

Measured or disclosed at fair value on a recurring basis

The Group measured its financial assets and liabilities, including cash and cash equivalents, restricted cash, amounts due from/to related parties, other receivables, other payables, short-term bank borrowing, convertible notes, promissory notes, derivative liabilities and warrants at fair value on a recurring basis as of December 31, 2017 and 2018. Cash and cash equivalents and restricted cash are classified within Level 1 of the fair value hierarchy because they are valued based on the quoted market price in an active market. The Group determines the fair value of convertible notes, derivative liabilities and warrants, with the assistance of an independent third-party appraiser, based on Level 3 inputs. To determine the fair value of the convertible notes, the Group used probability expected return method. To determine the fair value of derivative liabilities, the Group used binomial model. To determine the fair value of warrants, the Group used modified discount cash flow model.

The key assumptions used in valuation of convertible notes are summarized in the table below:

	For the years ended December 31,
	2017	2018
Probability for conversion	80%	80%
Probability for redemption	20%	20%
Remaining life	2.5 – 4.8	2.3 – 4.3

The key assumptions used in valuation of derivative liabilities are summarized in the table below:

	For the years ended December 31,
	2017	2018
Probability for conversion	80%	100%
Exit period	2018/6/30 – 2019/6/30	2018/6/30 – 2019/6/30
Volatility	40%	54%

The key assumptions used in valuation of warrants are summarized in the table below:

For the year ended December 31,
2018
Probability for conversion	—
Conversion price discount rate	90%
12.	FAIR VALUE MEASUREMENT-continued

Measured or disclosed at fair value on a recurring basis-continued

	Fair Value Measurement as of December 31, 2018
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cash and cash equivalents	778,006	—	—	778,006
Restricted cash	40,971	—	—	40,971
Promissory notes	—	361,888	—	361,888
Derivative liabilities	—	—	63,942	63,942
Total	818,977	361,888	63,942	1,244,807

	Fair Value Measurement as of December 31, 2017
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Cash and cash equivalents	164,684	—	—	164,684
Restricted cash	24,478	—	—	24,478
Convertible notes	—	—	499,192	499,192
Promissory notes	—	162,658	—	162,658
Derivative liabilities	—	—	18,218	18,218
Total	189,162	162,658	517,410	869,230

The carrying amounts of amounts due from/to related parties, other receivables, other payables and short-term bank borrowing approximate their fair values due to their short-term maturity.

The following is a reconciliation of the beginning and ending balances for assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2016, 2017 and 2018:

	Convertible notes	Derivative liabilities	Warrants
Balance as of January 1, 2016 and 2017	—	—	—
Issuance of convertible notes	443,242	17,964	—
Changes in fair value	69,660	676	—
Payment of interest	(2,998)	—	—
Exchange rate effect	(10,712)	(422)	—
Balance as of December 31, 2017	499,192	18,218	—
Issuance of convertible notes	50,000	—	—
Extinguishment of convertible notes	(207,300)	—	—
Issuance of warrants	—	—	14,800
Conversion to ordinary shares	(438,720)	—	—
Changes in fair value	102,260	44,288	(14,800)
Exchange rate effect	(5,432)	1,436	—
Balance as of December 31, 2018	—	63,942	—

12.	FAIR VALUE MEASUREMENT-continued

Measured or disclosed at fair value on a non-recurring basis

The Group measures goodwill at fair value on a nonrecurring basis when it is annually evaluated or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value as a result of the impairment assessments. The Group measures purchase price allocation at fair value on a nonrecurring basis as of the acquisition dates.